Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

Note 1. Nature of Operations and Basis of Presentation

Nature of Operations

Impact BioMedical, Inc. (the “Company”, “Impact BioMedical”, “We”) through the utilization of its intellectual property rights, or through investment in, or through acquisition of companies in the biohealth and biomedical fields, focuses on the advancement of drug discovery and prevention, inhibition, and treatment of neurological, oncological, and immune related diseases. The Company is also developing open-air defense initiatives, which curb transmission of air-borne infectious diseases, such as tuberculosis and influenza.

Global BioLife, Inc. (“Global BioLife”), one of the Company’s subsidiaries and the main operating company of the group, focuses on research in four main areas: (i) the “Linebacker” project, which aims to develop a universal therapeutic drug platform; (ii) a new sugar substitute called “Laetose,”; (iii) a multi-use fragrance called “3F” (Functional Fragrance Formulation); and (iv) Equivir/Nemovir, a blend of natural polyphenols designed as an antimicrobial medication.

Linebacker

Unlike the traditional approach to treat individual diseases with specific drugs, the Linebacker platform seeks to offer a breakthrough therapeutic option for multiple diseases. Linebacker is designed to work by inhibiting a cascade of inflammatory responses responsible for many diseases. Its design is in direct contrast to the traditional approach of targeting individual diseases with specific drugs.

Laetose

We have also developed a low-calorie, low glycemic level, natural modified sugar through Global BioLife. The product, “Laetose,” is designed to possess low glycemic properties and mitigate inflammation. The Company is presently seeking to license Laetose. Global BioLife established a joint venture, Sweet Sense, Inc. (“Sweet Sense”), with Quality Ingredients, LLC for the development, manufacture, and global distribution of the new sugar substitute. On November 8, 2019, the Company purchased 50% of Sweet Sense Inc. from Quality Ingredients, LLC for $91,000. Sweet Sense is now an 81.8% owned subsidiary of Impact BioMedical.

Functional Fragrance Formulation (“3F”)

Global BioLife has established a collaboration with U.S.-based Chemia Corporation (“Chemia”) to develop specialized fragrances to counter mosquito-borne diseases such as Zika and Dengue, among other medical applications. The 3F mosquito fragrance product is made from specialized oils sourced from botanicals that mosquitos avoid. Global BioLife is seeking to commercialize this product. Together with Chemia, we are attempting to license 3F. Any potential profits from the 3F project will be split between Global BioLife and Chemia pursuant to the terms of the 20- year Royalty Agreement (Note 11).

Equivir

Equivir, is a polyphenol compound that is believed to be successful in antiviral infection treatments. Equivir is a patented medication, that has broad antiviral efficacy against multiple types of infectious disease.

The Company was incorporated in the State of Nevada as a for-profit company on October 16, 2018 and established a fiscal year end of December 31st. The Company issued 9,000 shares to its sole shareholder Global BioMedical Pte. Ltd., which was wholly owned by Alset International Limited (formally Singapore eDevelopment Limited), a multinational public company, listed on the Singapore Exchange Securities Trading Limited (“SGXST”). On March 31, 2020, the Company issued 125,064,621 shares of common stock to its sole shareholder Global BioMedical Pte. Ltd. On July 24, 2020, the Board approved the Stock Split, pursuant to which each share of the Company’s common stock issued and outstanding was split into nine shares of the Company’s common stock. The numbers of authorized common stock and issued and outstanding common stock in the reporting periods were retrospectively adjusted for the stock split.

As of the date of this report, we have not generated significant revenues from operations. We cannot guarantee we will be successful in our business operations. Our business is subject to risks inherent in the establishment of a new business enterprise, including possible delays in our research, testing and marketing efforts or wider economic downturns.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include all accounts of the Company and its majority owned and controlled subsidiaries. The Company consolidates entities in which it owns more than 50% of the voting common stock and controls operations. All intercompany transactions and balances among consolidated subsidiaries have been eliminated. Non–controlling interest represents the minority equity investment in the Company’s subsidiaries, plus the minority investors’ share of the net operating results and other components of equity relating to the non–controlling interest.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

The consolidated financial statements include all accounts of the entities as of the reporting period ending dates and for the reporting periods as follows:

Name of consolidated subsidiary	State or other jurisdiction of incorporation or organization	Date of incorporation or formation	Attributable interest as of March 31, 2023	Attributable interest as of December 31, 2022

Global BioMedical, Inc.	Nevada	April 18, 2017	90.9%	90.9%
Global BioLife, Inc.	Nevada	April 14, 2017	81.8%	81.8%
BioLife Sugar, Inc	Nevada	April 23, 2018	90.9%	90.9%
Happy Sugar Inc	Nevada	August 17, 2018	81.8%	81.8%
Sweet Sense Inc.	Nevada	April 30, 2018	95.5%	95.5%
Global Sugar Solutions Inc.	Nevada	November 7, 2019	100%	100%

As of March 31, 2023, and December 31, 2022, the aggregate noncontrolling interest was equity of $2,919,000 and $3,111,000, respectively, which are separately disclosed on the Consolidated Balance Sheets.

Note 1. Nature of Operations and Basis of Presentation

Nature of Operations

Impact BioMedical, Inc. (the “Company”, “Impact BioMedical”, “We”) through the utilization of its intellectual property rights, or through investment in, or through acquisition of companies in the biohealth and biomedical fields, focuses on the advancement of drug discovery and prevention, inhibition, and treatment of neurological, oncological, and immune related diseases. The Company is also developing open-air defense initiatives, which curb transmission of air-borne infectious diseases, such as tuberculosis and influenza.

Global BioLife, Inc. (“Global BioLife”), one of the Company’s subsidiaries and the main operating company of the group, focuses on research in four main areas: (i) the “Linebacker” project, which aims to develop a universal therapeutic drug platform; (ii) a new sugar substitute called “Laetose,”; (iii) a multi-use fragrance called “3F” (Functional Fragrance Formulation); and (iv) Equivir/Nemovir, a blend of natural polyphenols designed as an antimicrobial medication.

Linebacker

Unlike the traditional approach to treat individual diseases with specific drugs, the Linebacker platform seeks to offer a breakthrough therapeutic option for multiple diseases. Linebacker is designed to work by inhibiting a cascade of inflammatory responses responsible for many diseases. Its design is in direct contrast to the traditional approach of targeting individual diseases with specific drugs.

Laetose

We have also developed a low-calorie, low glycemic level, natural modified sugar through Global BioLife. The product, “Laetose,” is designed to possess low glycemic properties and mitigate inflammation. The Company is presently seeking to license Laetose. Global BioLife established a joint venture, Sweet Sense, Inc. (“Sweet Sense”), with Quality Ingredients, LLC for the development, manufacture, and global distribution of the new sugar substitute. On November 8, 2019, the Company purchased 50% of Sweet Sense Inc. from Quality Ingredients, LLC for $91,000. Sweet Sense is now an 81.8% owned subsidiary of Impact BioMedical.

Functional Fragrance Formulation (“3F”)

Global BioLife has established a collaboration with U.S.-based Chemia Corporation (“Chemia”) to develop specialized fragrances to counter mosquito-borne diseases such as Zika and Dengue, among other medical applications. The 3F mosquito fragrance product is made from specialized oils sourced from botanicals that mosquitos avoid. Global BioLife is seeking to commercialize this product. Together with Chemia, we are attempting to license 3F. Any potential profits from the 3F project will be split between Global BioLife and Chemia pursuant to the terms of the 20- year Royalty Agreement (Note 12).

Equivir

Equivir, is a polyphenol compound that is believed to be successful in antiviral infection treatments. Equivir is a patented medication, that has broad antiviral efficacy against multiple types of infectious disease.

The Company was incorporated in the State of Nevada as a for-profit company on October 16, 2018 and established a fiscal year end of December 31st. The Company issued 9,000 shares to its sole shareholder Global BioMedical Pte. Ltd., which was wholly owned by Alset International Limited (formally Singapore eDevelopment Limited), a multinational public company, listed on the Singapore Exchange Securities Trading Limited (“SGXST”). On March 31, 2020, the Company issued 125,064,621 shares of common stock to its sole shareholder Global BioMedical Pte. Ltd. On July 24, 2020, the Board approved the Stock Split, pursuant to which each share of the Company’s common stock issued and outstanding was split into nine shares of the Company’s common stock. The numbers of authorized common stock and issued and outstanding common stock in the reporting periods were retrospectively adjusted for the stock split.

As of the date of this report, we have not generated significant revenues from operations. We cannot guarantee we will be successful in our business operations. Our business is subject to risks inherent in the establishment of a new business enterprise, including possible delays in our research, testing and marketing efforts or wider economic downturns.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include all accounts of the Company and its majority owned and controlled subsidiaries. The Company consolidates entities in which it owns more than 50% of the voting common stock and controls operations. All intercompany transactions and balances among consolidated subsidiaries have been eliminated. Non–controlling interest represents the minority equity investment in the Company’s subsidiaries, plus the minority investors’ share of the net operating results and other components of equity relating to the non–controlling interest.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

The consolidated financial statements include all accounts of the entities as of the reporting period ending dates and for the reporting periods as follows:

Name of consolidated subsidiary	State or other jurisdiction of incorporation or organization	Date of incorporation or formation	Attributable interest as of December 31, 2022	Attributable interest as of December 31, 2021

Global BioMedical, Inc.	Nevada	April 18, 2017	90.9%	90.9%
Global BioLife, Inc.	Nevada	April 14, 2017	81.8%	63.6%
BioLife Sugar, Inc	Nevada	April 23, 2018	90.9%	63.6%
Happy Sugar Inc	Nevada	August 17, 2018	81.8%	63.6%
Sweet Sense Inc.	Nevada	April 30, 2018	95.5%	81.8%
Global Sugar Solutions Inc.	Nevada	November 7, 2019	100%	80%

As of December 31, 2022, and 2021, the aggregate noncontrolling interest was equity of $3,111,000 and $3,315,000, respectively, which are separately disclosed on the Consolidated Balance Sheets.